Summary of Significant Accounting Policies - Schedule of Amortization of Finite-Lived Intangible Assets Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2020
Trademark
Summary Of Significant Accounting Policies [Line Items]
Finite-lived intangible assets, estimated useful lives	10 years
Software
Summary Of Significant Accounting Policies [Line Items]
Finite-lived intangible assets, estimated useful lives	10 years
Licensed Copyrights
Summary Of Significant Accounting Policies [Line Items]
Finite-lived intangible assets, estimated useful lives	10 years